Employee Compensation - Summary of Pension and Other Employee Future Benefit Expenses (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Pension Plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	$ 153	$ 163
Net interest (income) expense	(61)	(64)
Impact of plan amendments		(1)
Administrative expenses	11	10
Benefits expense	103	108
Government pension plans expense	375	361
Defined contribution expense	290	271
Total annual pension and other employee future benefit expenses (recovery) recognized in our Consolidated Statement of Income	768	740
Other employee future benefit plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	5	6
Net interest (income) expense	40	42
Impact of plan amendments	(84)	(51)
Remeasurement of other long-term benefits	5	9
Benefits expense	(34)	6
Total annual pension and other employee future benefit expenses (recovery) recognized in our Consolidated Statement of Income	$ (34)	$ 6